DEAN WITTER UTILITIES FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                            10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

During 1997, the utilities industry benefited from a blend of improving industry fundamentals, a favorable interest-rate environment and the continuation of industry-wide merger and acquisition activity. Further benefiting the sector's performance was persistent stock market volatility and, during the second half of the year, the Asian currency crisis, which prompted investors to seek the relative safety and defensive posture that utilities offer.

AN OVERVIEW OF THE INDUSTRY

In this context, electric utilities were a chief beneficiary of the cautious investment environment, with much of the impetus being a flight to quality and safety. Additionally, electric utilities continued to witness fair and balanced deregulation initiatives by many state utility commissions, which tempered the market's concerns and strengthened shareholder confidence. Electric utility merger and acquisition activity, such as the recent American Electric Power/Central & Southwest proposal, was consistently evident throughout the year as many companies strove to enhance their earnings outlook and expand their product offerings in preparation for the new competitive environment.

The telecommunications sector also performed well in 1997, since the sector benefited from numerous mergers and acquisitions (e.g., Bell Atlantic Corp. and Nynex;) as well as from strong earnings growth fueled by an expanding economy and high-growth applications including wireless, data and selective international investments. Further reflecting the sector's strong performance was a turnaround in the share price of AT&T, whose new management and objectives appealed to investors.

While mild weather patterns toward the end of 1997 adversely affected natural gas prices, gas pipeline companies (e.g., Williams Companies Inc. and El Paso Energy) exhibited strong overall performance benefiting from strong growth in core earnings and anticipation of a future acceleration in nonregulated earnings.

DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

On July 28, 1997, Dean Witter Utilities Fund began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in midsummer.

For the twelve-month period ended
December 31, 1997, the Fund's Class B
shares provided a total return of 25.79
percent, compared to a return of 26.01
percent for the Lipper Utility Funds
Average (Lipper Average) and 33.35
percent for the broad-based Standard &
Poor's 500 Composite Stock Price Index
(S&P 500 Index). While the utilities
sector and the Fund lagged the general
market for the year, investors did
participate in and benefit from the
stability and growth characteristics of
utilities during the latter, more
volatile part of 1997. The accompanying
chart illustrates the growth of a
$10,000 investment in the Fund from
inception (April 29, 1988) through
December 31, 1997, versus a similar
hypothetical investment in the issues
that comprise the S&P 500 Index and the
Lipper Average.

The Fund remained fully invested
throughout 1997, reflecting the
underlying defensive theme apparent
across the financial markets and
improved investor confidence in
utilities due to the tempering of
regulatory concerns and more evident
growth
fundamentals. On December 31, 1997, 90 percent of the Fund's net assets were allocated to utility and utility-related equities. Within this component, 55 percent was allocated to electric utilities, 33 percent to telecommunications and 12 percent to natural gas. The Fund's fixed-income portfolio accounted for 9 percent of net assets, with 1 percent held in cash and cash equivalents. The fixed-income component was well diversified, with an average credit rating of Baa1 and BBB as measured

DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

by Moody's Investors Service Inc. and Standard & Poor's Corporation, respectively. Further enhancing overall Fund diversification were selective foreign securities, which accounted for 8 percent of net assets and focused on the growth area of global telecommunications.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class
            B
    ($ in Thousands)
  Average Annual Total
         Returns
                                         Life of
         1 Year             5 Years       Fund
25.79%(1)                   11.50%(1)    11.97%(1)
20.79%(2)                   11.24%(2)    11.97%(2)
                                                           Lipper
                                 Fund   S&P 500(4)        Avg.(5)
April 29, 1988                $10,000      $10,000        $10,000
December 31, 1988             $10,790      $10,890        $11,027
December 31, 1989             $13,435      $14,335        $14,266
December 31, 1990             $13,400      $13,891        $14,122
December 31, 1991             $15,930      $18,115        $17,076
December 31, 1992             $17,325      $19,494        $18,695
December 31, 1993             $18,541      $21,456        $21,491
December 31, 1994             $17,607      $21,738        $19,542
December 31, 1995             $22,610      $29,900        $24,940
December 31, 1996            $ 23,740     $ 36,763       $ 27,389
December 31, 1997          $29,863(3)     $ 49,024       $ 34,425

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1997.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based Index, the performance of which is based on the average performance of 500 widely held common stocks. The index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Utility Funds Average tracks the performance of funds which invest 65% of their equity portfolio in utility shares, as reported by Lipper Analytical Services.

Among the Fund's largest equity holdings on December 31, 1997 were Ameritech, SBC Communications Inc. and Bell Atlantic Corp. (telecommunications), Duke Power Co., CINergy Corporation and New Century Energies (electric utilities), and the Williams Companies and Enron Corporation (natural gas). Included among the Fund's major foreign holdings were BCE Inc. and Telefonica Espana S.A.

LOOKING AHEAD

During 1998, the Fund anticipates maintaining its fixed-income component at or near current levels while modestly reducing its allocation to electric utilities in favor of selective telecommunications and natural gas companies. Depending on the international equity market fundamentals and overall Fund strategy, an increase in foreign exposure is likely, given the immense opportunities created by the growth of worldwide telecommunications infrastructure. Furthermore, we believe that the long-term outlook for the energy and telecommunications sectors is positive, as these sectors continue to benefit from globalization, privatization and strong product demand.

We appreciate your support of Dean Witter Utilities Fund and look forward to serving your future needs and investment objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (89.5%)
            NATURAL GAS (10.5%)
   660,000  AGL Resources, Inc..................................................................  $   13,488,750
   330,000  Burlington Resources, Inc...........................................................      14,788,125
   400,000  Coastal Corp........................................................................      24,775,000
   340,000  Consolidated Natural Gas Co.........................................................      20,570,000
   529,821  EEX Corp.*..........................................................................       4,801,503
   530,335  El Paso Natural Gas Co..............................................................      35,267,277
 1,184,137  Enron Corp..........................................................................      49,215,694
   230,000  New Jersey Resources Corp...........................................................       9,214,375
    70,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).......................................       3,793,125
   280,000  Sonat, Inc..........................................................................      12,810,000
   285,000  Washington Gas Light Co.............................................................       8,817,187
 2,120,000  Williams Companies, Inc.............................................................      60,155,000
                                                                                                  --------------
                                                                                                     257,696,036
                                                                                                  --------------
            TELECOMMUNICATIONS (29.7%)
   200,000  360 DEG. Communications Co.*........................................................       4,037,500
   620,000  Airtouch Communications, Inc.*......................................................      25,768,750
   900,000  ALLTEL Corp.........................................................................      36,956,250
   680,000  Ameritech Corp......................................................................      54,740,000
   360,000  AT&T Corp...........................................................................      22,050,000
   985,000  BCE, Inc. (Canada)..................................................................      32,812,812
   606,000  Bell Atlantic Corp..................................................................      55,146,000
   825,000  BellSouth Corp......................................................................      46,457,812
   145,000  British Telecommunications PLC (ADR) (United Kingdom)...............................      11,645,312
   205,000  Cable & Wireless PLC (ADR) (United Kingdom).........................................       5,573,437
   545,000  Century Telephone Enterprises, Inc..................................................      27,147,812
   283,750  Compania de Telecommunicaciones de Chile S.A. (ADR) (Chile).........................       8,477,031
   300,000  Ericsson (L.M.) Telephone Co. (Class B) (ADR) (Sweden)..............................      11,193,750
   152,500  France Telecom S.A. (ADR) (France)*.................................................       5,490,000
   610,000  Frontier Corp.......................................................................      14,678,125
   820,000  GTE Corp............................................................................      42,845,000
   675,000  Hong Kong Telecommunications, Ltd. (ADR) (Hong Kong)................................      13,921,875
   165,000  LCI International, Inc.*............................................................       5,073,750
   149,405  Lucent Technologies Inc.............................................................      11,933,724
   725,000  MCI Communications Corp.............................................................      31,039,062
   170,000  Philippine Long Distance Telephone Co. (ADR) (Philippines)..........................       3,825,000
   894,806  SBC Communications, Inc.............................................................      65,544,539
   675,000  Sprint Corp.........................................................................      39,571,875
   470,000  Telecommunications Corp. New Zealand, Ltd. (ADR) (New Zealand)......................      18,212,500
   275,000  Telefonica de Argentina S.A. (ADR) (Argentina)......................................      10,243,750
   365,000  Telefonica Espana S.A. (ADR) (Spain)................................................      33,237,812
   335,000  Telefonos de Mexico S.A. de C.V. (Series L) (ADR) (Mexico)..........................      18,780,937
   124,750  Telstra Corp., Ltd. (ADR) (Australia)*..............................................       5,208,312

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
   660,000  U.S. West Communications Group, Inc.................................................  $   29,782,500
   430,000  U.S. West Media Group, Inc.*........................................................      12,416,250
   175,000  Vodafone Group PLC (ADR) (United Kingdom)...........................................      12,687,500
   367,000  WorldCom, Inc.*.....................................................................      11,101,750
                                                                                                  --------------
                                                                                                     727,600,727
                                                                                                  --------------
            UTILITIES - ELECTRIC (49.3%)
 1,040,000  Allegheny Energy, Inc...............................................................      33,800,000
   670,000  American Electric Power Co..........................................................      34,588,750
   785,000  Baltimore Gas & Electric Co.........................................................      26,739,063
   550,000  Boston Edison Co....................................................................      20,831,250
   250,000  Carolina Power & Light Co...........................................................      10,609,375
   565,000  Central & South West Corp...........................................................      15,290,313
 1,090,470  CINergy Corp........................................................................      41,778,632
   615,000  CMS Energy Corp.....................................................................      27,098,438
   695,000  Consolidated Edison Co. of New York, Inc............................................      28,495,000
   890,000  Dominion Resources, Inc.............................................................      37,880,625
 1,005,000  DPL, Inc............................................................................      28,893,750
   530,000  DQE, Inc............................................................................      18,616,250
   750,000  DTE Energy Co.......................................................................      26,015,625
 1,021,862  Duke Power Co.......................................................................      56,585,608
 1,285,000  Edison International................................................................      34,935,938
 1,105,000  Endesa S.A. (ADR) (Spain)...........................................................      20,097,188
   935,000  Enova Corp..........................................................................      25,303,438
   595,000  Entergy Corp........................................................................      17,812,813
   730,000  FirstEnergy Corp.*..................................................................      21,170,000
   550,000  Florida Progress Corp...............................................................      21,587,500
   725,000  FPL Group, Inc......................................................................      42,910,938
 1,010,000  GPU, Inc............................................................................      42,546,250
 1,200,000  Houston Industries, Inc.............................................................      32,025,000
   710,000  Illinova Corp.......................................................................      19,125,625
   695,000  Kansas City Power & Light Co........................................................      20,545,938
   505,000  Long Island Lighting Co.............................................................      15,213,125
 1,052,500  New Century Energies, Inc...........................................................      50,454,219
   720,000  New England Electric System.........................................................      30,780,000
   515,000  New York State Electric & Gas Corp..................................................      18,282,500
   790,000  NIPSCO Industries, Inc..............................................................      39,055,625
   335,000  Northern States Power Co............................................................      19,513,750
   905,000  PacifiCorp..........................................................................      24,717,813
   615,000  Peco Energy Co......................................................................      14,913,750
   335,000  PG & E Corp.........................................................................      10,196,563
   870,000  Pinnacle West Capital Corp..........................................................      36,866,250
   445,000  Potomac Electric Power Co...........................................................      11,486,563
   655,000  PP&L Resources, Inc.................................................................      15,679,063
   710,000  Public Service Enterprise Group, Inc................................................      22,498,125
    95,000  Puget Sound Power & Light Co........................................................       2,867,813
   350,000  Rochester Gas & Electric Corp.......................................................      11,900,000
   800,000  SCANA Corp..........................................................................      23,950,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 1,350,000  Southern Co.........................................................................  $   34,931,250
   445,000  Teco Energy, Inc....................................................................      12,515,625
   826,000  Texas Utilities Co..................................................................      34,330,625
   855,000  Union Electric Co...................................................................      36,978,750
   490,000  Utilicorp United, Inc...............................................................      19,018,125
   670,000  Washington Water Power Co...........................................................      16,289,375
                                                                                                  --------------
                                                                                                   1,207,722,216
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $1,299,313,973)....................................................   2,193,018,979
                                                                                                  --------------

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE
----------                                                                                  ------   --------
            CORPORATE BONDS (9.2%)
            NATURAL GAS (1.8%)
$    5,000  ANR Pipeline Co...............................................................   9.625%  11/01/21     6,527,000
    10,000  Coastal Corp..................................................................   9.625   05/15/12    12,621,000
     5,000  Colorado Interstate Gas Co....................................................  10.00    06/15/05     6,031,900
     5,000  Northwest Pipeline Corp.......................................................  10.65    11/15/18     5,303,900
     5,000  Transco Energy Co.............................................................   9.875   06/15/20     6,773,850
     5,000  Williams Companies, Inc.......................................................   9.375   11/15/21     6,376,850
                                                                                                               ------------
                                                                                                                 43,634,500
                                                                                                               ------------
            TELECOMMUNICATIONS (1.4%)
     6,000  GTE Corp......................................................................   7.90    02/01/27     6,299,580
     5,000  Southwestern Bell Telephone Co................................................   7.375   07/15/27     5,209,550
     5,000  Sprint Corp...................................................................   9.25    04/15/22     6,390,900
     5,000  Telephone & Data Systems, Inc.................................................  10.00    01/15/21     5,968,700
     5,000  Telephone & Data Systems, Inc.................................................   9.58    11/19/21     5,441,450
     5,000  U.S. West Communications Group, Inc...........................................   7.125   11/15/43     5,046,300
                                                                                                               ------------
                                                                                                                 34,356,480
                                                                                                               ------------
            UTILITIES - ELECTRIC (6.0%)
     1,499  AEP Generating Co.............................................................   9.81    12/07/22     1,943,512
     5,000  Arizona Public Service Co.....................................................   7.25    08/01/23     5,013,600
     3,000  CE Elec UK (United Kingdom)...................................................   6.995   12/30/07     3,047,280
     6,000  Chugach Electric Co...........................................................   9.14    03/15/22     6,899,760
     5,000  Cincinnati Gas & Electric Co..................................................   7.20    10/01/23     5,042,650
     5,000  Commonwealth Edison Co........................................................   8.375   02/15/23     5,403,650
     5,000  Consumers Energy Co...........................................................   7.375   09/15/23     4,987,250
    10,783  DQU II Funding Corp...........................................................   8.70    06/01/16    12,100,683
     5,000  Gulf States Utilities Co......................................................   8.94    01/01/22     5,454,800
     7,000  Indiantown Cogeneration LP....................................................   9.26    12/15/10     7,939,680
     3,000  Long Island Lighting Co.......................................................   8.90    07/15/19     3,168,750

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$    5,100  Long Island Lighting Co.......................................................   8.20%   03/15/23  $  5,424,768
     5,250  National Rural Utilities Cooperative Finance Corp.............................   9.00    09/01/21     5,776,207
     5,000  New York State Electric & Gas Corp............................................   8.875   11/01/21     5,412,200
     5,270  Niagara Mohawk Power Corp.....................................................   8.77    01/01/18     5,899,765
     5,000  Niagara Mohawk Power Corp.....................................................   9.50    03/01/21     5,333,750
     5,000  Pacificorp....................................................................   6.71    01/15/26     4,915,650
    10,250  Public Service Company of Colorado............................................   8.75    03/01/22    11,328,812
     5,000  Public Service Company of Oklahoma............................................   7.375   04/01/23     5,204,150
     5,000  Public Service Electric & Gas Co..............................................   7.00    09/01/24     4,942,300
     5,000  Selkirk Cogen Funding Corp....................................................   8.98    06/26/12     5,682,450
     4,750  Southwest Gas Corp............................................................   8.00    08/01/26     5,413,623
       221  Systems Energy Resources, Inc.................................................  11.375   09/01/16       235,840
     5,000  Texas Utilities Electric Co...................................................   8.875   02/01/22     5,527,050
     5,000  Texas Utilities Electric Co...................................................   7.375   10/01/25     5,087,950
     5,000  Virginia Electric Power Co....................................................   8.625   10/01/24     5,627,900
     5,000  Wisconsin Power & Light Co....................................................   8.60    03/15/27     5,630,100
                                                                                                               ------------
                                                                                                                148,444,130
                                                                                                               ------------

            TOTAL CORPORATE BONDS
            (IDENTIFIED COST $202,992,657)...................................................................   226,435,110
                                                                                                               ------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
     7,000  Fannie Mae....................................................................   0.00    10/09/19     1,825,040
     5,000  Tennessee Valley Authority....................................................   6.875   12/15/43     5,033,950
                                                                                                               ------------

            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (IDENTIFIED COST $6,354,985).....................................................................     6,858,990
                                                                                                               ------------

            SHORT-TERM INVESTMENTS (0.9%)
            U.S. GOVERNMENT AGENCY (a) (0.6%)
    15,100  Federal Home Loan Mortgage Corp.
              (AMORTIZED COST $15,097,483)......................................................      15,097,483
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.3%)
$    7,861  The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $7,862,511) (b)
              (IDENTIFIED COST $7,860,819)......................................................  $    7,860,819
                                                                                                  --------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $22,958,302).......................................................      22,958,302
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,531,619,917) (C)....................................................   99.9 %   2,449,271,381

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.1         3,091,371
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,452,362,752
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,376,521 U.S. Treasury Bill 5.915% due 06/04/98 valued at $4,279,189 and $3,558,730 U.S. Treasury Note 6.125% due 08/15/07 valued at $3,738,847.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $920,163,262 and the aggregate gross unrealized depreciation is $2,511,798, resulting in net unrealized appreciation of $917,651,464.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $1,531,619,917)..........................................................  $2,449,271,381
Cash........................................................................................          15,466
Receivable for:
    Dividends...............................................................................       6,521,142
    Investments sold........................................................................       4,988,612
    Interest................................................................................       4,626,332
    Shares of beneficial interest sold......................................................       2,084,068
    Foreign withholding taxes reclaimed.....................................................         165,509
Prepaid expenses and other assets...........................................................          93,274
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,467,765,784
                                                                                              --------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders.............................................       7,763,903
    Shares of beneficial interest repurchased...............................................       3,813,321
    Plan of distribution fee................................................................       2,140,121
    Investment management fee...............................................................       1,180,366
    Investments purchased...................................................................         296,468
Accrued expenses and other payables.........................................................         208,853
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      15,403,032
                                                                                              --------------
     NET ASSETS.............................................................................  $2,452,362,752
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,512,693,562
Net unrealized appreciation.................................................................     917,651,464
Accumulated undistributed net investment income.............................................       2,160,653
Accumulated undistributed net realized gain.................................................      19,857,073
                                                                                              --------------
     NET ASSETS.............................................................................  $2,452,362,752
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................      $3,581,103
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         210,576
     NET ASSET VALUE PER SHARE..............................................................          $17.01
                                                                                              --------------
                                                                                              --------------

                                                                                                      $17.95
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................
CLASS B SHARES:
Net Assets..................................................................................  $2,430,270,457
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     142,638,009
     NET ASSET VALUE PER SHARE..............................................................          $17.04
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $1,405,078
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................          82,379
     NET ASSET VALUE PER SHARE..............................................................          $17.06
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $17,106,114
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,006,969
     NET ASSET VALUE PER SHARE..............................................................          $16.99
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $1,166,042 foreign withholding tax).........................................  $ 91,250,894
Interest......................................................................................    23,462,840
                                                                                                ------------

     TOTAL INCOME.............................................................................   114,713,734
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         5,899
Plan of distribution fee (Class B shares).....................................................    23,748,377
Plan of distribution fee (Class C shares).....................................................         1,568
Investment management fee.....................................................................    13,037,906
Transfer agent fees and expenses..............................................................     2,354,616
Shareholder reports and notices...............................................................       196,108
Custodian fees................................................................................       125,837
Professional fees.............................................................................        77,744
Registration fees.............................................................................        30,136
Trustees' fees and expenses...................................................................        16,683
Other.........................................................................................        27,078
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    39,621,952
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    75,091,782
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   199,367,128
Net change in unrealized appreciation.........................................................   261,162,998
                                                                                                ------------

     NET GAIN.................................................................................   460,530,126
                                                                                                ------------

NET INCREASE..................................................................................  $535,621,908
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                             ENDED               ENDED
                                                                       DECEMBER 31, 1997*  DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $      75,091,782   $     107,181,452
Net realized gain....................................................        199,367,128          38,088,040
Net change in unrealized appreciation................................        261,162,998         (21,800,001)
                                                                       ------------------  -----------------

     NET INCREASE....................................................        535,621,908         123,469,491
                                                                       ------------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................................           (150,922 )        --
    Class B shares...................................................        (73,193,086 )      (112,326,026)
    Class C shares...................................................             (6,635 )        --
    Class D shares...................................................           (344,827 )        --

Net realized gain
    Class A shares...................................................           (252,328 )        --
    Class B shares...................................................       (194,864,905 )       (13,000,035)
    Class C shares...................................................            (57,955 )        --
    Class D shares...................................................         (1,198,655 )        --
                                                                       ------------------  -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...............................       (270,069,313 )      (125,326,061)
                                                                       ------------------  -----------------
Net decrease from transactions in shares of beneficial interest......       (490,134,824 )      (642,069,697)
                                                                       ------------------  -----------------

     NET DECREASE....................................................       (224,582,229 )      (643,926,267)

NET ASSETS:
Beginning of period..................................................      2,676,944,981       3,320,871,248
                                                                       ------------------  -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,160,653 AND
    $764,341, RESPECTIVELY)..........................................  $   2,452,362,752   $   2,676,944,981
                                                                       ------------------  -----------------
                                                                       ------------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $63,773,437 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $3,924,730 and received $16,377 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $140,034,165 and $823,505,834, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $10,066,950 and $3,795,969, respectively. Included in the aforementioned are sales of Citizens Utilities Co., an affiliate of the Fund by virtue of a common Trustee, in the amount of $4,775,800, as well as a realized loss of $161,650.

For the year ended December 31, 1997, the Fund incurred approximately $279,015 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through December 31, 1997, the Fund incurred brokerage commissions of $2,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $40,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,876. At December 31, 1997, the Fund had an accrued pension liability of $49,193 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of December 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1997+            DECEMBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      772,410   $   12,186,174       --             --
Reinvestment of dividends and distributions......................       16,570          271,414       --             --
Redeemed.........................................................     (578,404)      (9,675,382)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................      210,576        2,782,206       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   11,966,780      194,020,522    20,469,306   $305,649,321
Reinvestment of dividends and distributions......................   13,633,251      220,842,234     6,797,078    100,198,592
Redeemed.........................................................  (57,908,671)    (910,948,280)  (70,657,866)  (1,047,917,610)
                                                                   -----------   --------------   -----------   ------------
Net decrease -- Class B..........................................  (32,308,640)    (496,085,524)  (43,391,482)  (642,069,697)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       79,155        1,330,983       --             --
Reinvestment of dividends and distributions......................        3,294           54,114       --             --
Redeemed.........................................................          (70)          (1,121)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................       82,379        1,383,976       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................      128,367        2,102,719       --             --
Reinvestment of dividends and distributions......................       94,075        1,539,246       --             --
Redeemed.........................................................     (113,508)      (1,857,447)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................      108,934        1,784,518       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................  (31,906,751)  $ (490,134,824)  (43,391,482)  $(642,069,697)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------


---------------------
 + On July 28, 1997, 898,035 shares representing $14,269,769 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through December 31, 1997.

DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------------------------------------------------------------------------
                   1997**++     1996       1995        1994       1993       1992        1991       1990       1989
----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    15.22  $   15.15  $   12.30  $    14.34  $   13.37  $  12.93   $    11.48  $   12.22  $  10.41
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

Net investment
 income..........       0.50       0.56       0.58        0.63       0.61      0.63         0.65       0.65      0.63

Net realized and
 unrealized gain
 (loss)..........       3.28       0.16       2.85       (2.04)      1.09      0.47         1.45      (0.71)     1.86
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

Total from
 investment
 operations......       3.78       0.72       3.43       (1.41)      1.70      1.10         2.10      (0.06)     2.49
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.51)     (0.58)     (0.58)      (0.61)     (0.61)    (0.63)       (0.65)     (0.65)    (0.67)
   Net realized
   gain..........      (1.45)     (0.07)    --           (0.02)     (0.12)    (0.03)      --          (0.03)    (0.01)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

Total dividends
 and
 distributions...      (1.96)     (0.65)     (0.58)      (0.63)     (0.73)    (0.66)       (0.65)     (0.68)    (0.68)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

Net asset value,
 end of period... $    17.04  $   15.22  $   15.15  $    12.30  $   14.34  $  13.37   $    12.93  $   11.48  $  12.22
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........      25.79%      4.99%     28.42%      (9.90)%     12.79%     8.75%      18.89%     (0.27)%    24.51%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.67%      1.64%      1.65%       1.64%      1.46%     1.59%        1.59%      1.67%     1.68%

Net investment
 income..........       3.15%      3.63%      4.19%       4.67%      4.32%     5.05%        5.58%      5.85%     6.07%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........    $ 2,430    $ 2,677    $ 3,321     $ 2,827    $ 3,881    $ 2,926     $ 1,959    $ 1,369    $ 1,131

Portfolio
 turnover rate...          6%         7%         9%         11%        16%       14%          13%        13%       25%

Average
 commission rate
 paid............   $ 0.0555   $ 0.0547     --          --         --         --          --         --         --

                   FOR THE
                   DECEMBER
                   31, 1988
---------------------------------------
CLASS B SHARES
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
 beginning of
 period.......... $   10.00
                  ----------
Net investment
 income..........      0.40
Net realized and
 unrealized gain
 (loss)..........      0.38
                  ----------
Total from
 investment
 operations......      0.78
                  ----------
Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.36)
   Net realized
   gain..........     (0.01)
                  ----------
Total dividends
 and
 distributions...     (0.37)
                  ----------
Net asset value,
 end of period... $   10.41
                  ----------
                  ----------
TOTAL INVESTMENT
RETURN+..........      7.90%(1)
RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.84%(2)
Net investment
 income..........      6.69%(2)
SUPPLEMENTAL DATA
Net assets, end
 of period, in
 millions........      $ 458
Portfolio
 turnover rate...        12%(1)
Average
 commission rate
 paid............    --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 15.89
                                                                             ------
Net investment income.................................................         0.27
Net realized and unrealized gain......................................         2.52
                                                                             ------
Total from investment operations......................................         2.79
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.35)
   Net realized gain..................................................        (1.32)
                                                                             ------
Total dividends and distributions.....................................        (1.67)
                                                                             ------
Net asset value, end of period........................................      $ 17.01
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        18.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.92%(2)
Net investment income.................................................         4.05%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $ 3,581
Portfolio turnover rate...............................................            6%
Average commission rate paid..........................................          $ 0.0555

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 15.89
                                                                             ------
Net investment income.................................................         0.22
Net realized and unrealized gain......................................         2.51
                                                                             ------
Total from investment operations......................................         2.73
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.24)
   Net realized gain..................................................        (1.32)
                                                                             ------
Total dividends and distributions.....................................        (1.56)
                                                                             ------
Net asset value, end of period........................................      $ 17.06
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        17.67%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.69%(2)
Net investment income.................................................         3.14%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $ 1,405
Portfolio turnover rate...............................................            6%
Average commission rate paid..........................................          $ 0.0555

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 15.89
                                                                             ------

Net investment income.................................................         0.22

Net realized and unrealized gain......................................         2.58
                                                                             ------

Total from investment operations......................................         2.80
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.38)
   Net realized gain..................................................        (1.32)
                                                                             ------

Total dividends and distributions.....................................        (1.70)
                                                                             ------

Net asset value, end of period........................................      $ 16.99
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        18.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.67%(2)

Net investment income.................................................         4.21%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................          $ 17,106

Portfolio turnover rate...............................................            6%

Average commission rate paid..........................................          $ 0.0555

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER UTILITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Utilities Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 6, 1998

DEAN WITTER UTILITIES FUND
FEDERAL TAX NOTICE (UNAUDITED)

                            1997 FEDERAL TAX NOTICE

For the year ended December 31, 1997, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                   PER SHARE
                           --------------------------
                           CLASS  CLASS  CLASS  CLASS
                             A      B      C      D
                           -----  -----  -----  -----
Portion of long-term
capital gains taxable as:
  28% rate gain..........  $0.46  $0.59  $0.46  $0.46
  20% rate gain..........   0.86   0.86   0.86   0.86
                           -----  -----  -----  -----
Total long-term capital
gains....................  $1.32  $1.45  $1.32  $1.32
                           -----  -----  -----  -----
                           -----  -----  -----  -----

For the year ended December 31, 1997, 99.91% of the income dividends qualified for the dividends received deduction available to corporations.

                 (This page has been left blank intentionally.)

TRUSTEES
                                                      DEAN WITTER
                                                      UTILITIES FUND
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT                                                          [PHOTO]

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


                                                              ANNUAL REPORT
                                                              DECEMBER 31, 1997


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.